International Growth and Income Fund
Investment portfolio
March 31, 2026
unaudited

Common stocks 95.10% Financials 19.00%	Shares	Value (000)
UniCredit SpA	2,999,334	$216,124
AIA Group, Ltd.	16,261,590	182,680
CaixaBank SA, non-registered shares	12,525,336	150,284
DBS Group Holdings, Ltd.	3,160,796	140,445
HSBC Holdings PLC (GBP denominated)	6,096,562	99,759
HSBC Holdings PLC (HKD denominated)	2,473,600	40,599
Skandinaviska Enskilda Banken AB, Class A	6,639,452	121,984
BNP Paribas SA	1,210,432	115,307
Banco Bilbao Vizcaya Argentaria SA	4,827,913	105,376
KB Financial Group, Inc.	1,038,111	97,121
Societe Generale	1,301,038	94,997
Resona Holdings, Inc.	8,420,200	93,691
Prudential PLC	6,652,519	92,772
Japan Post Bank Co., Ltd. (a)	5,461,450	89,853
Bank Hapoalim BM	3,383,913	79,205
Deutsche Boerse AG	257,349	74,821
Euronext NV	460,671	74,121
NatWest Group PLC	9,976,370	74,025
PICC Property and Casualty Co., Ltd., Class H	38,708,956	71,327
Bank Leumi le-Israel BM	3,174,894	70,753
Munchener Ruckversicherungs-Gesellschaft AG	109,350	68,117
Aviva PLC	8,129,550	64,756
Banco Santander SA	5,598,749	63,352
AXA SA	1,236,198	56,674
Axis Bank, Ltd.	4,400,470	55,877
Tokio Marine Holdings, Inc. (a)	1,135,900	53,044
Canadian Imperial Bank of Commerce (CAD denominated)	438,559	41,564
Canadian Imperial Bank of Commerce	102,694	9,730
Ping An Insurance (Group) Co. of China, Ltd., Class H	6,526,500	50,896
Saudi National Bank (The)	4,154,285	46,242
T&D Holdings, Inc. (a)	1,765,300	44,867
3i Group PLC	1,334,700	43,734
Abu Dhabi Islamic Bank PJSC	6,935,255	39,229
Credicorp, Ltd.	114,834	38,949
Hiscox, Ltd.	1,718,808	34,640
Mizuho Financial Group, Inc.	861,500	34,387
MS&AD Insurance Group Holdings, Inc. (a)	1,285,000	33,628
Pluxee NV (a)	2,719,708	33,321
Tryg A/S	1,371,819	32,838
Plus500, Ltd.	585,653	31,617
London Stock Exchange Group PLC	262,811	31,061
Kotak Mahindra Bank, Ltd.	8,047,450	30,743
XP, Inc., Class A	1,549,547	29,503
CVC Capital Partners PLC (a)	2,178,186	28,557
Allianz SE	68,485	28,379
Grupo Financiero Banorte, SAB de CV, Series O	2,533,544	28,099
International Growth and Income Fund — Page 1 of 10

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Zurich Insurance Group AG	39,071	$27,858
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	39,029,000	27,154
Samsung Life Insurance Co., Ltd.	191,043	26,826
Macquarie Group, Ltd.	188,338	26,721
Hana Financial Group, Inc.	374,596	26,539
Partners Group Holding AG	21,821	23,444
ING Groep NV	874,142	22,841
Erste Group Bank AG	200,000	21,611
Brookfield Corp., Class A (CAD denominated)	521,906	21,149
Abu Dhabi Commercial Bank PJSC	6,140,103	20,892
Etoro Group, Ltd., Class A (b)	617,155	18,533
Shinhan Financial Group Co., Ltd.	307,656	17,741
Royal Bank of Canada	109,085	17,634
Banca Generali SpA	272,292	16,236
Grupo Financiero Inbursa, SAB de CV	6,160,308	15,518
Hong Kong Exchanges and Clearing, Ltd.	290,800	14,739
FirstRand Ltd.	2,858,067	14,609
BAWAG Group AG	89,894	13,720
HDFC Bank, Ltd.	1,528,456	12,153
Bank Central Asia Tbk PT	27,216,100	10,413
Shriram Finance, Ltd.	822,763	7,647
Adyen NV (b)	6,982	6,987
Medibank Private Ltd.	1,500,169	4,540
Banco Santander (Brasil) SA, units	706,081	4,177
PKO Bank Polski SA, Class C	165,970	3,925
Deutsche Bank AG	89,941	2,632
Sberbank of Russia PJSC (c)	22,898,260	— (d)
		3,565,287
Industrials 14.07%
BAE Systems PLC	12,695,154	369,543
Airbus SE, non-registered shares	1,184,690	222,515
Ryanair Holdings PLC (ADR)	3,239,805	187,261
Siemens AG	493,073	116,952
Deutsche Post AG	1,959,041	101,030
Hitachi, Ltd.	3,289,800	96,146
Singapore Technologies Engineering, Ltd.	9,652,800	82,268
DSV A/S	341,347	81,549
Safran SA	234,036	76,540
Compagnie de Saint-Gobain SA, non-registered shares	784,547	64,564
ITOCHU Corp.	5,061,100	64,329
ASSA ABLOY AB, Class B	1,743,285	62,515
Diploma PLC	763,992	60,961
Komatsu, Ltd. (a)	1,479,500	58,078
Alliance Global Group, Inc.	350,520,000	51,728
Rolls-Royce Holdings PLC	3,359,148	51,297
Mitsui & Co., Ltd. (a)	1,257,400	48,410
Deutsche Lufthansa AG (a)	5,681,989	46,899
Techtronic Industries Co., Ltd.	3,430,500	45,662
Schneider Electric SE	155,294	42,655
Copa Holdings SA, Class A	358,265	40,702
RELX PLC	1,206,892	39,790
ABB, Ltd.	471,139	38,319
SPIE SA	730,553	36,529
IHI Corp.	1,645,469	33,630
International Growth and Income Fund — Page 2 of 10

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Contemporary Amperex Technology Co., Ltd., Class A	569,580	$33,385
Bombardier, Inc., Class B (b)	175,773	31,086
SGH, Ltd.	1,081,403	30,669
Hanwha Aerospace Co., Ltd.	37,200	30,312
Marubeni Corp.	786,900	28,935
CSG NV (b)	1,040,536	27,999
Kingspan Group PLC	313,225	26,439
International Consolidated Airlines Group SA (CDI)	5,117,643	23,995
Mitsubishi Electric Corp.	662,500	21,636
Alstom SA (b)	757,268	21,578
Daikin Industries, Ltd.	171,600	20,818
Weir Group PLC (The)	528,046	19,755
Brambles, Ltd.	1,259,052	19,674
Kubota Corp.	1,204,800	19,011
Caterpillar, Inc.	24,070	17,053
SMC Corp.	42,000	16,428
Recruit Holdings Co., Ltd.	362,300	16,177
Leonardo SpA	239,500	16,087
Vinci SA	100,430	15,041
Full Truck Alliance Co., Ltd., Class A (ADR)	1,686,880	14,001
International Container Terminal Services, Inc.	1,187,540	13,619
Sunbelt Rentals Holdings, Inc. (CDI)	198,290	12,662
Taisei Corp.	108,500	11,331
Metso Corp.	583,759	10,096
Volvo AB, Class B	218,526	7,129
Larsen & Toubro, Ltd.	163,033	6,079
Wolters Kluwer NV	61,659	4,613
Babcock International Group PLC	280,623	4,323
Wizz Air Holdings PLC (a)(b)	14,179	166
		2,639,969
Information technology 13.13%
Taiwan Semiconductor Manufacturing Co., Ltd.	15,889,107	895,755
ASML Holding NV	297,954	394,383
Samsung Electronics Co., Ltd.	2,313,506	259,876
MediaTek, Inc.	4,033,800	195,321
SK hynix, Inc.	300,468	163,422
Broadcom, Inc.	310,801	96,196
SAP SE	550,474	93,158
ASMPT, Ltd.	5,939,500	77,468
Tokyo Electron, Ltd.	258,225	63,150
Accton Technology Corp.	754,000	36,713
Jentech Precision Industrial Co., Ltd.	296,000	36,653
Dassault Systemes SE	1,719,131	35,001
Shopify, Inc., Class A, subordinate voting shares (CAD denominated) (b)	194,498	23,078
Bechtle AG, non-registered shares	537,265	18,170
Lenovo Group Ltd.	14,742,000	17,519
Fujitsu, Ltd.	856,000	17,396
Kioxia Holdings Corp. (b)	120,000	15,255
eMemory Technology, Inc.	133,000	11,572
Keyence Corp.	22,000	7,792
Baidu, Inc., Class A (b)	323,700	4,500
Capgemini SE	21,671	2,533
		2,464,911
International Growth and Income Fund — Page 3 of 10

unaudited
Common stocks (continued) Materials 8.80%	Shares	Value (000)
Barrick Mining Corp.	4,722,237	$192,620
Barrick Mining Corp. (CAD denominated)	350,000	14,303
Glencore PLC	26,811,068	204,300
BASF SE (a)	2,589,505	156,474
Vale SA (ADR), ordinary nominative shares	5,522,983	87,871
Vale SA, ordinary nominative shares	1,412,606	22,493
Valterra Platinum, Ltd. (ZAR denominated)	1,059,641	91,094
Valterra Platinum, Ltd. (GBP denominated)	110,074	9,100
Nutrien, Ltd. (CAD denominated)	800,998	60,465
Nutrien, Ltd.	326,200	24,615
Amcor PLC	1,503,482	59,764
Amcor PLC (CDI)	579,245	22,596
Heidelberg Materials AG, non-registered shares	382,237	78,725
Agnico Eagle Mines, Ltd. (CAD denominated)	315,617	64,065
Norsk Hydro ASA	4,744,505	50,308
Anhui Conch Cement Co., Ltd., Class H	18,246,520	49,572
Grupo Mexico, SAB de CV, Series B	4,391,941	47,029
Linde PLC	84,144	41,715
Mitsubishi Chemical Group Corp. (a)	6,724,400	38,941
Impala Platinum Holdings, Ltd.	2,490,431	36,601
Pan American Silver Corp.	667,355	36,458
Southern Copper Corp.	198,586	34,169
Smurfit Westrock PLC	764,071	30,448
Shin-Etsu Chemical Co., Ltd.	715,900	29,128
Aura Minerals, Inc.	319,941	26,107
Holcim, Ltd.	299,306	24,837
Saudi Basic Industries Corp. non-registered shares	1,388,015	22,280
KGHM Polska Miedz SA (b)	260,166	19,049
Antofagasta PLC	419,130	18,646
Freeport-McMoRan, Inc.	299,662	17,614
Fortescue, Ltd.	1,053,018	14,875
Rio Tinto PLC	124,529	11,575
Air Liquide SA	50,352	10,373
CEMEX, SAB de CV (ADR)	285,112	3,262
Alrosa PJSC (b)(c)	3,661,021	— (d)
		1,651,472
Consumer staples 7.61%
British American Tobacco PLC	4,022,937	234,339
Nestle SA	2,260,930	224,259
Philip Morris International, Inc.	1,012,844	167,464
Pernod Ricard SA	1,473,928	110,013
Imperial Brands PLC	2,544,811	103,572
Carlsberg A/S, Class B	712,994	88,964
KT&G Corp.	849,089	88,811
Carrefour SA, non-registered shares	3,969,189	73,175
Arca Continental, SAB de CV	5,561,593	64,146
L’Oreal SA	154,603	63,397
Danone SA	648,292	52,066
Yamazaki Baking Co., Ltd.	1,974,500	44,215
Anheuser-Busch InBev SA/NV	624,320	43,322
Unilever PLC	428,092	24,002
United Spirits, Ltd.	1,313,582	16,954
International Growth and Income Fund — Page 4 of 10

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Kweichow Moutai Co., Ltd., Class A	79,300	$16,706
Ocado Group PLC (a)(b)	5,665,595	13,633
		1,429,038
Consumer discretionary 7.26%
Industria de Diseno Textil SA	4,039,019	232,227
Trip.com Group, Ltd. (ADR) (b)	1,581,421	78,739
Trip.com Group, Ltd. (b)	444,200	21,970
Renault SA	2,936,490	99,635
Prosus NV, Class N	2,113,034	96,593
H World Group, Ltd. (ADR)	1,811,070	91,079
H World Group, Ltd.	37,300	188
MGM China Holdings, Ltd.	51,498,000	73,252
Compagnie Generale des Etablissements Michelin	1,919,680	65,370
Nitori Holdings Co., Ltd.	3,961,300	62,915
Compagnie Financiere Richemont SA, Class A	334,624	59,628
LVMH Moet Hennessy-Louis Vuitton SE	97,301	54,086
Moncler SpA	865,132	52,139
Amadeus IT Group SA, Class A, non-registered shares	872,534	49,599
Li Ning Co., Ltd.	13,229,000	36,884
Entain PLC	4,607,715	34,794
ANTA Sports Products, Ltd.	2,867,007	27,948
B&M European Value Retail PLC	11,111,306	25,025
InterContinental Hotels Group PLC	132,006	17,385
Paltac Corp.	558,900	17,025
Hyundai Motor Co.	53,871	16,056
Games Workshop Group PLC	66,538	15,684
Alibaba Group Holding, Ltd. (ADR)	124,434	15,612
Galaxy Entertainment Group, Ltd.	3,430,000	15,463
Dixon Technologies (India), Ltd.	142,587	15,184
D’Ieteren Group (a)	81,663	15,098
Ryohin Keikaku Co., Ltd.	654,193	13,913
Amber Enterprises India, Ltd. (b)	194,823	13,607
BYD Co., Ltd., Class A	787,490	12,039
Aristocrat Leisure, Ltd.	230,388	7,320
Meituan, Class B (b)	592,800	6,442
Fuyao Glass Industry Group Co., Ltd., Class A (b)	770,000	6,385
Accor SA	108,344	5,191
Berkeley Group Holdings PLC (b)	105,388	4,831
ASICS Corp.	134,800	3,585
		1,362,891
Health care 6.67%
AstraZeneca PLC (GBP denominated)	1,944,366	379,770
Sanofi	1,868,236	180,202
Roche Holding AG, nonvoting shares	360,332	142,283
Novo Nordisk AS, Class B	2,484,573	91,554
Bayer AG	1,897,137	86,246
Chugai Pharmaceutical Co., Ltd.	1,333,800	73,797
EssilorLuxottica SA	292,793	68,143
Takeda Pharmaceutical Co., Ltd.	1,262,800	46,586
Grifols SA, Class B (ADR)	5,180,416	41,547
Fresenius SE & Co. KGaA	584,203	29,925
bioMerieux SA	252,180	26,855
Haleon PLC	4,992,933	24,715
International Growth and Income Fund — Page 5 of 10

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Max Healthcare Institute, Ltd.	1,817,718	$18,892
Genus PLC	552,254	17,525
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)(b)	1,670,400	13,794
HOYA Corp.	51,800	8,935
Euroapi SA (b)	42,234	65
		1,250,834
Communication services 6.55%
Koninklijke KPN NV	36,363,573	202,251
Singapore Telecommunications, Ltd.	40,174,054	155,520
Orange	7,546,871	154,200
BT Group PLC	46,361,617	129,951
Tencent Holdings, Ltd.	1,983,779	125,240
Nintendo Co., Ltd. (a)	1,345,585	76,780
Bharti Airtel, Ltd.	3,604,227	68,527
MTN Group, Ltd.	4,370,146	50,709
NetEase, Inc.	1,931,600	42,977
Advanced Info Service PCL, foreign registered shares	3,407,800	39,494
Nippon Television Holdings, Inc.	1,851,500	37,257
America Movil, SAB de CV, Class B (ADR)	1,219,335	31,069
Swisscom AG	35,494	29,629
HYBE Co., Ltd.	119,466	24,045
Publicis Groupe SA	268,238	22,183
Bezeq - The Israel Telecommunication Corp., Ltd.	8,210,111	19,686
KT Corp. (ADR)	872,808	18,722
		1,228,240
Energy 6.12%
TotalEnergies SE (EUR denominated)	4,386,351	405,006
Cenovus Energy, Inc. (CAD denominated)	4,804,075	127,501
Cenovus Energy, Inc.	564,300	14,971
Shell PLC (GBP denominated)	2,984,485	139,366
Canadian Natural Resources, Ltd. (CAD denominated) (a)	2,503,638	122,131
Cameco Corp. (CAD denominated)	1,079,866	117,434
SLB, Ltd.	1,255,613	64,526
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	2,006,262	41,630
Gaztransport & Technigaz SA	131,919	30,743
BP PLC	3,644,651	28,729
Adnoc Gas PLC	17,465,508	15,278
TC Energy Corp. (CAD denominated) (a)	225,567	14,125
Tourmaline Oil Corp.	249,925	11,962
ADNOC Drilling Co. PJSC	8,052,566	11,295
South Bow Corp. (a)	97,112	3,231
Sovcomflot PAO (b)(c)	16,933,870	— (d)
		1,147,928
Utilities 4.26%
SSE PLC	6,489,593	224,047
Iberdrola SA, non-registered shares	7,261,078	166,683
Engie SA	4,986,562	160,768
RWE AG	1,850,272	123,235
Veolia Environnement SA (a)	1,104,985	42,211
Snam SpA	5,065,375	38,525
International Growth and Income Fund — Page 6 of 10

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Brookfield Infrastructure Partners, LP (CAD denominated)	816,254	$29,444
CPFL Energia SA	1,567,921	14,759
		799,672
Real estate 1.63%
Mitsubishi Estate Co., Ltd.	3,664,900	101,413
Link REIT	8,084,825	37,433
China Resources Land, Ltd.	9,923,000	37,131
Prologis Property Mexico, SA de CV, REIT	7,673,219	33,509
Henderson Land Development Co., Ltd. (a)	7,534,000	27,943
CK Asset Holdings, Ltd.	4,669,120	26,671
Sun Hung Kai Properties, Ltd.	1,495,000	25,338
Longfor Group Holdings, Ltd. (a)	9,051,101	8,925
Goodman Logistics (HK), Ltd. REIT	471,027	8,385
		306,748
Total common stocks (cost: $12,228,697,000)		17,846,990
Preferred securities 0.04% Information technology 0.04%
Samsung Electronics Co., Ltd., nonvoting preferred shares	83,303	6,632
Total preferred securities (cost: $8,093,000)		6,632
Short-term securities 5.23% Money market investments 4.15%
Capital Group Central Cash Fund 3.71% (e)(f)	7,788,472	778,770
Money market investments purchased with collateral from securities on loan 1.08%
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.55% (e)(g)	38,600,000	38,600
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.57% (e)(g)	38,600,000	38,600
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (e)(g)	32,500,000	32,500
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.53% (e)(g)	28,400,000	28,400
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (e)(g)	16,440,764	16,441
Capital Group Central Cash Fund 3.71% (e)(f)(g)	163,451	16,343
Fidelity Investments Money Market Government Portfolio, Class I 3.53% (e)(g)	16,200,000	16,200
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.54% (e)(g)	14,200,000	14,200
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.58% (e)(g)	2,000,000	2,000
		203,284
Total short-term securities (cost: $982,088,000)		982,054
Total investment securities 100.37% (cost: $13,218,878,000)		18,835,676
Other assets less liabilities (0.37)%		(69,387)
Net assets 100.00%		$18,766,289
International Growth and Income Fund — Page 7 of 10

unaudited
Investments in affiliates (f)

	Value at 7/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 4.24%
Money market investments 4.15%
Capital Group Central Cash Fund 3.71% (e)	$701,291	$2,175,140	$2,097,628	$51	$(84)	$778,770	$15,320
Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 3.71% (e)(g)	6,793	9,550 (h)				16,343	— (i)
Total 4.24%				$51	$(84)	$795,113	$15,320

(a)	All or a portion of this security was on loan.
(b)	Non-income producing.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Rate represents the seven-day yield at 3/31/2026.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(g)	Security purchased with cash collateral from securities on loan.
(h)	Represents net activity.
(i)	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
International Growth and Income Fund — Page 8 of 10

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of March 31, 2026, were as follows (dollars in thousands):
International Growth and Income Fund — Page 9 of 10

unaudited

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$224,856	$3,340,431	$— *	$3,565,287
Industrials	290,103	2,349,866	—	2,639,969
Information technology	119,274	2,345,637	—	2,464,911
Materials	762,998	888,474	— *	1,651,472
Consumer staples	231,610	1,197,428	—	1,429,038
Consumer discretionary	185,430	1,177,461	—	1,362,891
Health care	41,547	1,209,287	—	1,250,834
Communication services	49,791	1,178,449	—	1,228,240
Energy	517,511	630,417	— *	1,147,928
Utilities	44,203	755,469	—	799,672
Real estate	33,509	273,239	—	306,748
Preferred securities	—	6,632	—	6,632
Short-term securities	982,054	—	—	982,054
Total	$3,482,886	$15,352,790	$— *	$18,835,676
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-034-0526
International Growth and Income Fund — Page 10 of 10